Deposits	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposits
12.	Deposits

The remaining maturity profile of the Bank’s deposits is as follows:

(In thousands of US$)	December 31,
	2012	2011
Demand	131,875	67,586
Up to 1 month	1,194,102	1,474,088
From 1 month to 3 months	540,619	402,472
From 3 months to 6 months	281,120	196,016
From 6 months to 1 year	152,000	151,800
From 1 year to 2 years	7,000	-
From 2 years to 5 years	10,544	11,544
	2,317,260	2,303,506

The following table presents additional information about deposits:

(In thousands of US$)	December 31,
	2012	2011
Aggregate amounts of time deposits of $100,000 or more	2,185,277	2,233,044
Aggregate amounts of deposits in offices outside Panama	229,170	220,340
Interest expense paid to deposits in offices outside Panama	1,332	983